Schedule of lease liabilities (Details) - Alps Life Science Inc [Member] - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Current	$ 445,627	$ 223,630	$ 145,435	$ 305,946
Non-current	333,604	738,245	663,011	194,362
Present value of lease liabilities	$ 779,231	$ 961,875	$ 808,446	$ 500,308